Intangible Assets (Details Textual) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 16,700	$ 16,700	$ 100,100